Related Party Transactions (Details) - USD ($)	Nov. 09, 2021	Oct. 05, 2021	Jul. 06, 2021	Mar. 11, 2021	Dec. 07, 2020
Related Party Transactions (Details) [Line Items]
Membership interest, description					Mr. Stilley owned approximately 28.7% of the membership interest of Purnovate and Mr. Newman controlled two entities that, together, own less than 1% of the membership interests of Purnovate. As a result of the foregoing, the Company formed a Special Committee of independent members of its Board of Directors to review and negotiate the acquisition terms.
Securities purchase agreements, description			the Company entered into Securities Purchase Agreements, dated July 6, 2021 (the “June 2021 SPAs”), with three pre-existing investors for an aggregate investment of $5,000,004 in consideration of the purchase by such investors of an aggregate of 1,666,667 shares of the Company’s common stock at a purchase price of $3.00 per share. June 2021 SPAs were entered with each of Bespoke , Keystone, and Richard Gilliam, a private investor (“Gilliam”) (collectively, the “Investors,” and each an “Investor”), pursuant to which: (i) Bespoke agreed to purchase an aggregate of 833,334 shares of the Company’s common stock at a purchase price of $3.00 per share for aggregate gross proceeds of $2,500,002; (ii) Keystone agreed to purchase an aggregate of 500,000 shares of the Company’s common stock at a purchase price of $3.00 per share for aggregate gross proceeds of $1,500,000; and (iii) Gilliam agreed to purchase an aggregate of 333,334 shares of the Company’s common stock at a purchase price of $3.00 per share for gross proceeds of $1,000,002.	the Company entered into Securities Purchase Agreements (the “March 2021 SPAs”) with each of Bespoke, three entities controlled by Mr. Newman, and Keystone Capital Partners, LLC (“Keystone”), pursuant to which: (i) Bespoke Growth Partners, Inc. (“Bespoke”) a company controlled by Mark Peikin, the Company’s Chief Strategy Officer who is not an executive officer, agreed to purchase an aggregate of 336,667 shares of the Company’s common stock at a purchase price of $3.00 per share for aggregate gross proceeds of $1,010,001; (ii) Mr. Newman agreed to purchase an aggregate of 30,000 shares of the Company’s common stock at a purchase price of $3.00 per share for aggregate gross proceeds of $90,000; and (iii) Keystone agreed to purchase an aggregate of 333,334 shares of the Company’s common stock at a purchase price of $3.00 per share for aggregate gross proceeds of $1,000,002. During the year ended December 31, 2021, the Company issued 700,001 shares of common stock for total proceeds of $2,100,003. The shares sold pursuant to the March 2021 SPAs were registered though a registration statement on Form S-3 that was filed with the SEC on April 20, 2021 and declared effective on May 26, 2021.
Shares of common stock		200,000
Warrants shares		150,000
Exercisable per share		$ 6.25
Bespoke [Member]
Related Party Transactions (Details) [Line Items]
Shares of common stock	200,000
Price per share	$ 4
Aggregate investment	$ 800,000